CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2020
Convertible Preferred Stock [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
23. CONVERTIBLE REDEEMABLE PREFERRED SHARES
In July 2015, pursuant to an investment agreement, the Company issued 373,000,000 Series Seed Preferred Shares with total cash of RMB50,000, and incurred issuance cost of RMB1,000.
In November 2016 and January 2017, pursuant to an investment agreement, the Company issued 272,600,000 Series A Preferred Shares with total consideration of RMB33,160 and US$20,000 (RMB 138,532 equivalent) as well as the full exercise of the Series Seed Warrant at fair value of RMB644 and the full exercise of Series A Warrant at fair value of RMB1,754. Total issuance cost in the amount of RMB8,095 was incurred for the Former Series A Capital Contribution, including a finder’s commission of RMB 6,509.
Furthermore, the Company issued 116,600,000 Series A Preferred Shares with the subscription price at US$0.000005 per share to two of the institutional investors of the Initial Ordinary Shareholders, which was accounted for as a modification/extinguishment to Series A Preferred Shares from the Initial Ordinary Shareholders’ contributions.
In February 2018, pursuant to a share purchase agreement, the Company issued 110,803,324 shares of Series B Preferred Shares for cash of US$100,000(RMB 630,010 equivalent). Total issuance cost in the amount of RMB14,062 was incurred for the Series B Preferred Shares, including a finder’s commission of US$2,000 (RMB12,600 equivalent). The Company paid 50% of the commission in cash amounted US$1,000 and the remaining 50% by issuance of 1,108,033 shares of Series B Preferred Shares for no consideration to the finder, a financial advisor in June 2018. The total of the finder’s commission was also recorded as an issuance cost as a deduction of the preferred shares.
In June and November 2018, pursuant to a share purchase agreement, the Company issued 21,105,395 shares of Series B+ Preferred Shares for cash of US$20,000 (RMB 128,416 equivalent) with issuance cost in the amount of RMB5,867.
The Series Seed, Series A, Series B and Series B+ Preferred Shares are collectively referred to as the “Preferred Shares”. All series of Preferred Shares have the same par value of US0.000005 per share.
All of Preferred Shares were converted into Class A ordinary shares immediately upon the completion of the Company’s initial public offerings on May 3, 2019 (Note 22). Prior to their conversion, Preferred Shares were entitled to certain preference with respect to conversion, redemption, dividends and liquidation.